ROOSEVELT MULTI-CAP FUND
SUMMARY SECTION
Investment Objective
The investment objective of the Roosevelt Multi-Cap Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ROOSEVELT MULTI-CAP FUND	Investor Class	Institutional Class
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ROOSEVELT MULTI-CAP FUND	Investor Class	Institutional Class
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	1.19%	0.94%

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - ROOSEVELT MULTI-CAP FUND - USD ($)	1 year	3 years	5 years	10 years
Investor Class	121	378	654	1,443
Institutional Class	96	300	520	1,155

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in common stocks (growth or value stocks or both) of U.S. companies of any size that the adviser believes have favorable investment potential. The Fund may also invest in common stock equivalents (such as warrants and rights), shares of open- and closed-end mutual funds and exchange-traded funds (“ETFs”) that invest primarily in equity securities, and equity real estate investment trusts (“REITs”). While the Fund primarily invests in U.S. securities, it may invest in foreign securities, some of which may be located in emerging market countries.

In choosing investments for the Fund’s portfolio, the adviser utilizes both top-down and bottom-up research methods. The adviser may consider, among other things, a company’s valuation, growth potential, projected future earnings, or competitive position in its industry, as well as general market conditions in deciding whether to buy or sell investments. The adviser also considers risk, and may at times attempt to hedge the Fund’s portfolio by, among other things, investing in securities it expects to exhibit low volatility, investing in securities it expects to perform inversely to the Fund’s portfolio, or investing in inverse and leveraged ETFs. In an effort to achieve its goal, the Fund may engage in active and frequent trading.
Principal Risks
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  General. Investors should carefully consider their risk tolerance before investing. As with all mutual fund investments, loss of money is a risk of investing. Please read the other risks detailed below that apply to investing in the Fund.
  Market Risk. Market risk involves the possibility that the value of the Fund’s investments will decline because of a decline in general market or economic conditions, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations.
  Management Risk. The Fund is actively-managed and is thus subject to management risk. The adviser will apply its investment techniques and risk analysis in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
  Style Risk. Investing in stocks that the adviser believes are undervalued includes the risk that the stock’s price may not approach the value the adviser has placed on it and may fall. Growth stock prices reflect projections of future earnings or revenues, and can therefore fall significantly if the company fails to meet those projections.
  Defensive Risk. To the extent that the Fund attempts to hedge its portfolio or takes defensive measures such as holding a significant portion of its assets in cash or cash equivalents, the Fund may not achieve its investment objective.
  Small- and Medium-Cap Company Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
  Risks of Other Investment Companies. When the Fund invests in an underlying mutual fund, closed-end fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). ETFs are subject to additional risks such as the fact that its shares may trade at a market price that is above or below its net asset value or an active market may not develop for the ETF’s shares. The Fund may invest in closed-end funds, the market price of which may be affected by a variety of factors that may result in the market price of the shares of the closed-end fund being different from the closed-end fund’s net asset value. Closed-end funds and ETFs are also subject to liquidity risk, leverage risk and volatility risk.
  Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments.
  Turnover Risk. The Fund may at times have a portfolio turnover rate that is higher than other equity funds. A high portfolio turnover rate could result in increased transaction costs, such as greater brokerage commission expenses, as well as the distribution to shareholders of additional capital gains for tax purposes, which may adversely affect the Fund’s performance.
  REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.
  Inverse and Leveraged ETF Risk. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs is usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered speculative, including the use of derivative transactions and short selling techniques.
  Derivatives Risk. The Fund may invest in another investment company that may buy or sell a variety of “derivative” instruments (for example, options, futures or index-based instruments) in order to gain exposure to particular securities or markets, in connection with hedging transactions and to increase total return. An underlying fund’s use of derivative instruments involves the risk that such instruments may not work as intended due to unanticipated developments in market conditions or other causes.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Investor Class shares. The performance of Institutional Class shares will differ due to differences in expenses. The table below shows how the average annual total returns of the Fund compare over time to those of two broad-based securities market indices. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Returns for Investor Class Shares (years ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 1st Quarter, 2012, 13.59% Worst Quarter: 4th Quarter, 2008, (18.77)%
Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - ROOSEVELT MULTI-CAP FUND	One Year	Five Years	10 Years
Investor Class	(2.93%)	6.48%	5.85%
Investor Class | Return After Taxes on Distributions	(6.55%)	4.09%	4.48%
Investor Class | Return After Taxes on Distributions and Sale of Fund Shares	1.41%	5.16%	4.74%
Institutional Class	(2.73%)
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	0.48%	12.18%	7.35%

After-tax returns are shown for the Investor Class only. After-tax returns for the Institutional Class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 322-0576, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.rooseveltmcf.com.